Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 2,087	£ 2,047	£ 1,299
Share premium	141,050	140,890	79,541
Share capital and share premium	£ 143,137	£ 142,937	£ 80,840
Ordinary shares of £0.04 each	52,180	51,175	32,479
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each	52,180	51,175	32,479